Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Cash in hand	€ 3	€ 2
Cash at bank	346,639	173,107
Short-term bank deposits (maximum maturity of 3 months)		31,285
Restricted cash	44	41
Cash and cash equivalents	€ 346,686	€ 204,435	€ 64,439